Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000073664 | Bancolombia8266468
Holdings [Line Items]
Percent of Total Investments	15.70%
C000073664 | Ecopetrol8266446
Holdings [Line Items]
Percent of Total Investments	10.40%
C000073664 | Interconexion Electrica ESP8266455
Holdings [Line Items]
Percent of Total Investments	9.70%
C000073664 | Bancolombia8266434
Holdings [Line Items]
Percent of Total Investments	7.90%
C000073664 | Tecnoglass8266480
Holdings [Line Items]
Percent of Total Investments	5.70%
C000073664 | Grupo Energia Bogota ESP8266452
Holdings [Line Items]
Percent of Total Investments	4.70%
C000073664 | Grupo Argos8266449
Holdings [Line Items]
Percent of Total Investments	4.70%
C000073664 | Grupo de Inversiones Suramericana8266476
Holdings [Line Items]
Percent of Total Investments	4.60%
C000073664 | Cementos Argos8266440
Holdings [Line Items]
Percent of Total Investments	4.40%
C000073664 | Banco Davivienda8266465
Holdings [Line Items]
Percent of Total Investments	3.90%
C000073664 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000073664 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000073664 | U.S Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000073664 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073664 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000073664 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000073664 | Energy
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000073664 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000073664 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000081214 | Meituan8266632
Holdings [Line Items]
Percent of Total Investments	10.10%
C000081214 | PDD Holdings8266675
Holdings [Line Items]
Percent of Total Investments	9.10%
C000081214 | Alibaba Group Holding8266582
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081214 | JD.com8266623
Holdings [Line Items]
Percent of Total Investments	7.90%
C000081214 | BYD8266592
Holdings [Line Items]
Percent of Total Investments	6.10%
C000081214 | Trip.com Group8266660
Holdings [Line Items]
Percent of Total Investments	4.90%
C000081214 | Yum China Holdings8266490
Holdings [Line Items]
Percent of Total Investments	3.30%
C000081214 | Li Auto8266626
Holdings [Line Items]
Percent of Total Investments	3.30%
C000081214 | ANTA Sports Products8266586
Holdings [Line Items]
Percent of Total Investments	2.70%
C000081214 | Geely Automobile Holdings8266603
Holdings [Line Items]
Percent of Total Investments	2.40%
C000081214 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081214 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000068030 | Equinor8266549
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068030 | DNB Bank8266533
Holdings [Line Items]
Percent of Total Investments	11.70%
C000068030 | Kongsberg Gruppen8266570
Holdings [Line Items]
Percent of Total Investments	5.80%
C000068030 | Norsk Hydro8266590
Holdings [Line Items]
Percent of Total Investments	5.50%
C000068030 | Mowi8266575
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068030 | Telenor8266641
Holdings [Line Items]
Percent of Total Investments	4.80%
C000068030 | Aker BP8266484
Holdings [Line Items]
Percent of Total Investments	4.20%
C000068030 | Orkla8266602
Holdings [Line Items]
Percent of Total Investments	4.10%
C000068030 | Yara International8266652
Holdings [Line Items]
Percent of Total Investments	3.10%
C000068030 | Storebrand8266635
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068030 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000068030 | Gabon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000068030 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000068030 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000068030 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000068030 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000068030 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000068030 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000068030 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000068030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000068030 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000068030 | Norway
Holdings [Line Items]
Percent of Net Asset Value	89.00%
C000096448 | DBS Group Holdings8266885
Holdings [Line Items]
Percent of Total Investments	12.40%
C000096448 | Oversea-Chinese Banking8266891
Holdings [Line Items]
Percent of Total Investments	8.50%
C000096448 | Bank Central Asia8266835
Holdings [Line Items]
Percent of Total Investments	7.60%
C000096448 | United Overseas Bank8266901
Holdings [Line Items]
Percent of Total Investments	6.20%
C000096448 | Bank Rakyat Indonesia Persero8266844
Holdings [Line Items]
Percent of Total Investments	4.50%
C000096448 | Bank Mandiri Persero8266839
Holdings [Line Items]
Percent of Total Investments	4.00%
C000096448 | Malayan Banking8266858
Holdings [Line Items]
Percent of Total Investments	3.80%
C000096448 | Singapore Telecommunications8266895
Holdings [Line Items]
Percent of Total Investments	3.70%
C000096448 | CIMB Group Holdings8266849
Holdings [Line Items]
Percent of Total Investments	3.20%
C000096448 | Public Bank8266866
Holdings [Line Items]
Percent of Total Investments	3.10%
C000096448 | Country_Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000096448 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000096448 | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000096448 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000096448 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000096448 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000096448 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000073663 | MercadoLibre8266813
Holdings [Line Items]
Percent of Total Investments	19.80%
C000073663 | Grupo Financiero Galicia8266848
Holdings [Line Items]
Percent of Total Investments	12.50%
C000073663 | YPF8266871
Holdings [Line Items]
Percent of Total Investments	9.60%
C000073663 | Banco Macro8266831
Holdings [Line Items]
Percent of Total Investments	5.30%
C000073663 | Pampa Energia8266862
Holdings [Line Items]
Percent of Total Investments	5.00%
C000073663 | Transportadora de Gas del Sur8266868
Holdings [Line Items]
Percent of Total Investments	4.50%
C000073663 | Cencosud8266826
Holdings [Line Items]
Percent of Total Investments	3.60%
C000073663 | SSR Mining8266824
Holdings [Line Items]
Percent of Total Investments	3.60%
C000073663 | Filo8266819
Holdings [Line Items]
Percent of Total Investments	3.50%
C000073663 | Central Puerto8266837
Holdings [Line Items]
Percent of Total Investments	3.20%
C000073663 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000073663 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000073663 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073663 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000073663 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000073663 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000073663 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000073663 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000073663 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000073663 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000104595 | National Bank of Greece8266999
Holdings [Line Items]
Percent of Total Investments	13.30%
C000104595 | Eurobank Ergasias Services and Holdings8266961
Holdings [Line Items]
Percent of Total Investments	10.30%
C000104595 | Metlen Energy & Metals8266995
Holdings [Line Items]
Percent of Total Investments	6.80%
C000104595 | Piraeus Financial Holdings8267008
Holdings [Line Items]
Percent of Total Investments	6.80%
C000104595 | Alpha Services and Holdings8266948
Holdings [Line Items]
Percent of Total Investments	6.10%
C000104595 | JUMBO8266988
Holdings [Line Items]
Percent of Total Investments	5.00%
C000104595 | Public Power8267015
Holdings [Line Items]
Percent of Total Investments	4.80%
C000104595 | Hellenic Telecommunications Organization8266973
Holdings [Line Items]
Percent of Total Investments	4.60%
C000104595 | OPAP8267002
Holdings [Line Items]
Percent of Total Investments	4.50%
C000104595 | Titan Cement International8267023
Holdings [Line Items]
Percent of Total Investments	4.10%
C000104595 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000104595 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000104595 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000104595 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000104595 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000104595 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000104595 | Financials
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000104595 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000104595 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205374 | SAP8267624
Holdings [Line Items]
Percent of Total Investments	15.60%
C000205374 | Siemens8267627
Holdings [Line Items]
Percent of Total Investments	9.70%
C000205374 | Allianz8267551
Holdings [Line Items]
Percent of Total Investments	8.20%
C000205374 | Deutsche Telekom8267585
Holdings [Line Items]
Percent of Total Investments	7.20%
C000205374 | Airbus8267548
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205374 | Muenchener Rueckversicherungs-Gesellschaft in Muenchen8267611
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205374 | Deutsche Boerse8267583
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205374 | BASF8267554
Holdings [Line Items]
Percent of Total Investments	2.90%
C000205374 | Mercedes-Benz Group8267603
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205374 | Infineon Technologies8267600
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205374 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205374 | France
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000205374 | Germany
Holdings [Line Items]
Percent of Net Asset Value	92.60%
C000231755 | Hoa Phat Group JSC8271081
Holdings [Line Items]
Percent of Total Investments	10.70%
C000231755 | Vinhomes JSC8271240
Holdings [Line Items]
Percent of Total Investments	8.00%
C000231755 | Bank for Foreign Trade of Vietnam JSC8271032
Holdings [Line Items]
Percent of Total Investments	6.70%
C000231755 | Masan Group8271112
Holdings [Line Items]
Percent of Total Investments	6.30%
C000231755 | Vietnam Dairy Products JSC8271211
Holdings [Line Items]
Percent of Total Investments	6.20%
C000231755 | Vingroup JSC8271232
Holdings [Line Items]
Percent of Total Investments	6.10%
C000231755 | SSI Securities8271185
Holdings [Line Items]
Percent of Total Investments	4.70%
C000231755 | Duc Giang Chemicals JSC8271058
Holdings [Line Items]
Percent of Total Investments	2.70%
C000231755 | Vietjet Aviation JSC8271204
Holdings [Line Items]
Percent of Total Investments	2.20%
C000231755 | Khang Dien House Trading and Investment JSC8271097
Holdings [Line Items]
Percent of Total Investments	2.10%
C000231755 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231755 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000231755 | Materials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000231755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231755 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000231755 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000231755 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000231755 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.60%